Airport Concessions - Summary of Value of Concessions (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 10,649,220	$ 10,821,596	$ 11,412,118
MBJA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	3,512,687	3,318,376	3,465,882
MBJA [Member] | Accumulated amortization [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	(6,826,682)	(6,452,108)	(6,015,079)
MBJA [Member] | Mexican airport concessions [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	13,820,651	13,820,651	13,820,651
NMIA [Member]
Disclosure of Values of Airport Concessions and Rights to Use Airport [Line Items]
Airport concessions	$ 142,564	$ 134,677	$ 140,664